Business Combination - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Feb. 10, 2020
Business Acquisition [Line Items]
Goodwill	$ 80,509	$ 80,509
AP Wireless
Business Acquisition [Line Items]
Cash and restricted cash			$ 48,359
Trade receivables			8,077
Prepaid expenses and other assets			34,970
Real property interests			901,290
Intangible assets			5,400
Accounts payable and other liabilities			(22,654)
Rent received in advance			(15,837)
Real property interest liabilities			(33,398)
Deferred income tax liability			(45,100)
Long-term debt			(570,759)
Net identifiable assets acquired			310,348
Goodwill			80,509
Total acquisition consideration			$ 390,857